June 19, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:  IDEX Mutual Funds
                      File No.: 33-2659

               Filer CIK No.  0000787623

Dear Sir/Madam:

        Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Statement of Additional Information dated June 15, 2000.

        Please do not hesitate to contact me if you have any questions or concerns regarding this filing. I can be reached at (727) 299-1824.



                               Sincerely,


                               /s/ John C. Carter
                               John C. Carter, Esq.
                               Vice President
                               and Secretary

Attachments

cc:     Thomas E. Pierpan, Esq.
        Kimberly J. Smith, Esq.
        Gayle A. Morden